Class A Common Stock Subject to Possible Redemption (Tables)	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Summary of reconciliation of common stock subject to possible redemption
The Class A common stock subject to possible redemption reflected on the balance sheets is reconciled in the following table:

Gross proceeds	$150,000,000
Less:
Amount allocated to public warrants	(5,100,000)
Class A common stock issuance costs	(13,306,092)
Plus:
Accretion of carrying value to redemption value	18,406,092
Class A common stock subject to possible redemption, December 31, 2021	$150,000,000
Subsequent remeasurement of Class A common stock subject to possible redemption	1,113,633
Class A common stock subject to possible redemption, December 31, 2022	$151,113,633
The authorized, issued and outstanding shares, issue price, and carrying value as of December 31, 2022 and December 31, 2021, are as follows (in thousands, except share and per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issue Price	Carrying Amount
Series A	4,666,503	4,666,503	$1.75 - 3.94	$12,230
Series B	1,733,370	1,733,370	10.38	18,000
Series C	4,254,733	4,142,408	14.69	60,850
Series D	10,274,260	10,161,362	19.93	188,402
Series E	5,183,957	5,183,957	22.86	118,076
Series F	3,634,210	3,634,210	22.86	83,073
	29,747,033	29,521,810		$480,631